Delaware VIP Diversified Income Series | Standard Class
Delaware VIP�� Diversified Income Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP Diversified Income Series Standard Class
Management fees	0.59%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual series operating expenses	0.68%

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Diversified Income Series Standard Class
1 year	69
3 years	218
5 years	379
10 years	847

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 233% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Series’ assets, as deemed necessary.

The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Series may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Series may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective.

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days’ notice prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk

The risk that a bond’s issuer will be unable to make timely payments of interest and principal. Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Valuation risk

The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series’ performance may be affected during periods when it is difficult to value portfolio securities.

Government and regulatory risk

The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

HOW HAS THE DELAWARE VIP�� DIVERSIFIED INCOME SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 10.87% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.10% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Diversified Income Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Since Inception	Inception Date
Standard Class	6.39%	8.44%	7.31%	May 16, 2003
Standard Class Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.06%	May 30, 2003

Delaware VIP Diversified Income Series | Service Class
Delaware VIP�� Diversified Income Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP Diversified Income Series Service Class
Management fees		0.59%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.09%
Total annual series operating expenses		0.98%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		0.93%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may be terminated only by agreement of the Distributor and the Series.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Diversified Income Series Service Class
1 year	95
3 years	307
5 years	537
10 years	1,197

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 233% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Series’ assets, as deemed necessary.

The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Series may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Series may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective.

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days’ notice prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk

The risk that a bond’s issuer will be unable to make timely payments of interest and principal. Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Valuation risk

The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series’ performance may be affected during periods when it is difficult to value portfolio securities.

Government and regulatory risk

The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

HOW HAS THE DELAWARE VIP�� DIVERSIFIED INCOME SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 10.74% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.11% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Diversified Income Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Since Inception	Inception Date
Service Class	6.15%	8.18%	7.03%	May 16, 2003
Service Class Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.06%	May 30, 2003

Delaware VIP Emerging Markets Series | Standard Class
Delaware VIP�� Emerging Markets Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP Emerging Markets Series Standard Class
Management fees	1.24%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual series operating expenses	1.39%

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Emerging Markets Series Standard Class
1 year	142
3 years	440
5 years	761
10 years	1,669

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 16% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Series will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the portfolio manager, believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Series.

The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the manager’s intrinsic value estimate for that security.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Series’ net assets will be in investments of emerging market issuers (80% policy). The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk

This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/supranational risk	The risk that a foreign government or government related issuer will fail to make timely payments on its external debt obligations.

HOW HAS THE DELAWARE VIP�� EMERGING MARKETS SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 34.17% for the quarter ended June 30, 2009 and its lowest quarterly return was -28.06% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Emerging Markets Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	(19.78%)	2.64%	16.02%
Standard Class MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	(18.17%)	2.70%	14.19%
Standard Class MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	(18.43%)	2.40%	13.85%

Delaware VIP Emerging Markets Series | Service Class
Delaware VIP�� Emerging Markets Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP Emerging Markets Series Service Class
Management fees		1.24%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.15%
Total annual series operating expenses		1.69%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.64%
[1]	1The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may only be terminated by agreement of the Distributor and the Series.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Emerging Markets Series Service Class
1 year	167
3 years	528
5 years	913
10 years	1,994

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 16% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Series will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Series.

The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the manager’s intrinsic value estimate for that security.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Series’ net assets will be in investments of emerging market issuers (80% policy). The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk
This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk
Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/ supranational risk	The risk that a foreign government or government related issuer will fail to make timely payments on its external debt obligations.

HOW HAS THE DELAWARE VIP�� EMERGING MARKETS SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 34.04% for the quarter ended June 30, 2009 and its lowest quarterly return was -28.13% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Emerging Markets Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	(20.00%)	2.37%	15.74%
Service Class MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	(18.17%)	2.70%	14.19%
Service Class MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	(18.43%)	2.40%	13.85%

Delaware VIP Smid Cap Growth Series | Standard Class
Delaware VIP�� Smid Cap Growth Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Smid Cap Growth Series seeks long-term capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP Smid Cap Growth Series Standard Class
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual series operating expenses	0.83%

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Smid Cap Growth Series Standard Class
1 year	85
3 years	265
5 years	460
10 years	1,025

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 19% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. The Manager generally focuses on small- to mid-sized companies. The Manager will generally consider small- to mid-sized companies to be companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index. As of the latest reconstitution on June 24, 2011, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.411 billion and the median market capitalization was approximately $843 million. At that time, the index had a total market capitalization range of approximately $31 million to $7.475 billion.

Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% policy). The Series’ 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, the Manager seeks to select securities of companies that it believes have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. The Manager also considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the Manager insight into the outlook for a company, helping it identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk

The possibility that a single security’s increase or decrease in value may have a greater impact on the fund’s value and total return because the fund may hold larger positions in fewer securities than other funds.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner

Futures and options risk

The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

HOW HAS THE DELAWARE VIP�� SMID CAP GROWTH SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

As of January 21, 2010, the Series transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 19.56% for the quarter ended June 30, 2003 and its lowest quarterly return was -25.96% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Smid Cap Growth Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	8.13%	7.56%	7.34%
Standard Class Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.57%)	2.88%	5.22%

Delaware VIP Smid Cap Growth Series | Service Class
Delaware VIP�� Smid Cap Growth Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Smid Cap Growth Series seeks long-term capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP Smid Cap Growth Series Service Class
Management fees		0.75%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.08%
Total annual series operating expenses		1.13%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.08%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series' average daily net assets from February 27, 2012 through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). The waiver may only be terminated by agreement of the Distributor and the Series.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Smid Cap Growth Series Service Class
1 year	110
3 years	354
5 years	617
10 years	1,370

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 19% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. The Manager generally focuses on small- to mid-sized companies. The Manager will generally consider small- to mid-sized companies to be companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index. As of the latest reconstitution on June 24, 2011, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.411 billion and the median market capitalization was approximately $843 million. At that time, the Index had a total market capitalization range of approximately $31 million to $7.475 billion.

Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% policy). The Series’ 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, the Manager seeks to select securities of companies that it believes have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. The Manager also considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the Manager insight into the outlook for a company, helping it identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk

The possibility that a single security’s increase or decrease in value may have a greater impact on the fund’s value and total return because the fund may hold larger positions in fewer securities than other funds.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner
Futures and options risk

The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

HOW HAS THE DELAWARE VIP�� SMID CAP GROWTH SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

As of January 21, 2010, the Series transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 19.43% for the quarter ended June 30, 2003 and its lowest quarterly return was -26.03% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Smid Cap Growth Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	7.90%	7.31%	7.10%
Service Class Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.57%)	2.88%	5.22%

Delaware VIP High Yield Series | Standard Class
Delaware VIP�� High Yield Series
WHAT ARE THE SERIES��� INVESTMENT OBJECTIVES?
Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP High Yield Series Standard Class
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual series operating expenses	0.74%

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP High Yield Series Standard Class
1 year	76
3 years	237
5 years	411
10 years	918

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 78% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series will invest primarily in corporate bonds rated BBB- or lower by Standard & Poor’s (S&P), Baa3 or lower by Moody’s Investors Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or junk bonds and involve greater risks than investment grade bonds. The Series will also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager or we), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Series may invest up to 25% of its total assets in foreign securities. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BBB- or lower by S&P, Baa3 or lower by Moody’s, or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield junk bond risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a swap agreement, security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Bank loans and other indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio.
Redemption risk

If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Counterparty risk

The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement, may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� HIGH YIELD SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 18.50% for the quarter ended June 30, 2009 and its lowest quarterly return was -16.87% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP High Yield Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	2.38%	6.51%	9.11%
Standard Class BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	4.37%	7.55%	8.74%

Delaware VIP High Yield Series | Service Class
Delaware VIP�� High Yield Series
WHAT ARE THE SERIES��� INVESTMENT OBJECTIVES?
Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP High Yield Series Service Class
Management fees		0.65%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.09%
Total annual series operating expenses		1.04%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		0.99%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may only be terminated by agreement of the Distributor and the Series.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP High Yield Series Service Class
1 year	101
3 years	326
5 years	569
10 years	1,266

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 78% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series will invest primarily in corporate bonds rated BBB- or lower by Standard & Poor’s (S&P), Baa3 or lower by Moody’s Investors Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or junk bonds and involve greater risks than investment grade bonds. The Series will also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager or we), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Series may invest up to 25% of its total assets in foreign securities. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BBB- or lower by S&P, Baa3 or lower by Moody’s or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield junk bond risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a swap agreement, security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Bank loans and other indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio.
Redemption risk

If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Counterparty risk

The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement, may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� HIGH YIELD SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 18.44% for the quarter ended June 30, 2009 and its lowest quarterly return was -16.90% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP High Yield Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	2.33%	6.26%	8.88%
Service Class BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	4.37%	7.55%	8.74%

Delaware VIP International Value Equity Series | Standard Class
Delaware VIP�� International Value Equity Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP International Value Equity Series Standard Class
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual series operating expenses	1.08%

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP International Value Equity Series Standard Class
1 year	110
3 years	343
5 years	595
10 years	1,317

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 47% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy). The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market – such as the stock or bond market – will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.
Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/supranational risk	The risk that a foreign government or government related issuer may be unable to make timely payments on its external debt obligations.

HOW HAS THE DELAWARE VIP�� INTERNATIONAL VALUE EQUITY SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 23.10% for the quarter ended June 30, 2003 and its lowest quarterly return was -25.19% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP International Value Equity Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	(14.43%)	(4.97%)	5.40%
Standard Class MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	5.12%
Standard Class MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%

Delaware VIP International Value Equity Series | Service Class
Delaware VIP�� International Value Equity Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP International Value Equity Series Service Class
Management fees		0.85%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.23%
Total annual series operating expenses		1.38%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.33%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may only be terminated by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP International Value Equity Series Service Class
1 year	135
3 years	432
5 years	750
10 years	1,653

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 47% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy). The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market – such as the stock or bond market – will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.
Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/ supranational risk	The risk that a foreign government or government related issuer may be unable to make timely payments on its external debt obligations.

HOW HAS THE DELAWARE VIP�� INTERNATIONAL VALUE EQUITY SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 23.08% for the quarter ended June 30, 2003 and its lowest quarterly return was -25.22% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP International Value Equity Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	(14.62%)	(5.20%)	5.15%
Service Class MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	5.12%
Service Class MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%

Delaware VIP Limited-Term Diversified Income Series | Standard Class
Delaware VIP�� Limited-Term Diversified Income Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP Limited-Term Diversified Income Series Standard Class
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual series operating expenses	0.58%

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Limited-Term Diversified Income Series Standard Class
1 year	59
3 years	186
5 years	324
10 years	726

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 432% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s (S&P), Baa3 or higher by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Series will maintain an average effective duration from one to three years. The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series’ assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds). In general, the below-investment-grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

The Series may use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk
The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Prepayment risk
The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Derivatives risk
Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio.
Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� LIMITED-TERM DIVERSIFIED INCOME SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On April 15, 2009, the Series’ investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 4.76% for the quarter ended June 30, 2009 and its lowest quarterly return was -2.32% for the quarter ended June 30, 2004.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Limited-Term Diversified Income Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	2.91%	4.78%	4.56%
Standard Class Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	1.59%	3.99%	3.63%

Delaware VIP Limited-Term Diversified Income Series | Service Class
Delaware VIP�� Limited-Term Diversified Income Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP Limited-Term Diversified Income Series Service Class
Management fees		0.49%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.09%
Total annual series operating expenses		0.88%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		0.83%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may only be terminated by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Limited-Term Diversified Income Series Service Class
1 year	85
3 years	276
5 years	483
10 years	1,080

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 432% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s (S&P), Baa3 or higher by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Series will maintain an average effective duration from one to three years. The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series’ assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds). In general, the below-investment-grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

The Series may use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
High yield (junk bond) risk
The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Derivatives risk

Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio.
Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� LIMITED-TERM DIVERSIFIED INCOME SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On April 15, 2009, the Series’ investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 4.61% for the quarter ended June 30, 2009 and its lowest quarterly return was -2.48% for the quarter ended June 30, 2004.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Limited-Term Diversified Income Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	2.56%	4.52%	4.25%
Service Class Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	1.59%	3.99%	3.63%

Delaware VIP REIT Series | Standard Class
Delaware VIP�� REIT Series
WHAT ARE THE SERIES��� INVESTMENT OBJECTIVES?
Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP REIT Series Standard Class
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	0.85%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP REIT Series Standard Class
1 year	87
3 years	271
5 years	471
10 years	1,049

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 108% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).

In managing the Series, the Series’ investment manager, Delaware Management Company (Manager or we), strives to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT’s management team. We generally look for those that:

-	retain a substantial portion of the properties’ cash flow;
-	effectively use capital to expand;
-	have a strong ability to raise rents; and
-	can create a franchise value for the REIT.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk
This risk includes among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in or zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk
Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.
Counterparty risk
The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� REIT SERIES PERFORMED?

The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 30.47% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.58% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP REIT Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	10.96%	(0.59%)	9.77%
Standard Class FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)	8.29%	(1.42%)	10.20%

Delaware VIP REIT Series | Service Class
Delaware VIP�� REIT Series
WHAT ARE THE SERIES��� INVESTMENT OBJECTIVES?
Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP REIT Series Service Class
Management fees		0.75%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.10%
Total annual series operating expenses		1.15%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.10%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may be terminated only by agreement of the Distributor and the Series.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP REIT Series Service Class
1 year	112
3 years	360
5 years	628
10 years	1,393

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 108% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).

In managing the Series, the Series’ investment manager, Delaware Management Company (Manager or we), strives to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT’s management team. We generally look for those that:

- retain a substantial portion of the properties’ cash flow;
- effectively use capital to expand;
- have a strong ability to raise rents; and
- can create a franchise value for the REIT.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk

This risk includes among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in or zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� REIT SERIES PERFORMED?

The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 30.42% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.71% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP REIT Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	10.62%	(0.84%)	9.51%
Service Class FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)	8.29%	(1.42%)	10.20%

Delaware VIP Small Cap Value Series | Standard Class
Delaware VIP�� Small Cap Value Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Small Cap Value Series seeks capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP Small Cap Value Series Standard Class
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual series operating expenses	0.81%

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Small Cap Value Series Standard Class
1 year	83
3 years	259
5 years	450
10 years	1,002

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 17% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager or we), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets will be in investments of small-capitalization companies (the 80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry risk	The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium –sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� SMALL CAP VALUE SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 22.76% for the quarter ended September 30, 2009 and its lowest quarterly return was -24.32% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Small Cap Value Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	(1.33%)	2.41%	8.84%
Standard Class Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	(1.88%)	6.40%

Delaware VIP Small Cap Value Series | Service Class
Delaware VIP�� Small Cap Value Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Small Cap Value Series seeks capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP Small Cap Value Series Service Class
Management fees		0.73%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.08%
Total annual series operating expenses		1.11%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.06%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may be terminated only by agreement of the Distributor and the Series.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver and reimbursements for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Small Cap Value Series Service Class
1 year	108
3 years	348
5 years	607
10 years	1,347

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 17% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager or we), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets will be in investments of small-capitalization companies (the 80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry risk	The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium –sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� SMALL CAP VALUE SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 22.71% for the quarter ended September 30, 2009 and its lowest quarterly return was -24.37% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Small Cap Value Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	(1.59%)	2.16%	8.58%
Service Class Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	(1.88%)	6.40%

Delaware VIP U.S. Growth Series | Standard Class
Delaware VIP�� U.S. Growth Series
WHAT IS THE SERIES’ INVESTMENT OBJECTIVE?
Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP U.S. Growth Series Standard Class
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual series operating expenses	0.74%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP U.S. Growth Series Standard Class
1 year	76
3 years	237
5 years	411
10 years	918

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 43% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in common stocks. The Series invests primarily in companies that its investment manager, Delaware Management Company (Manager or we), believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days’ notice prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Credit risk
The risk that a bond’s issuer will be unable to make timely payments of interest and principal. Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

HOW HAS THE DELAWARE VIP�� U.S. GROWTH SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 15.28% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.08% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP U.S. Growth Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	7.63%	2.55%	1.87%
Standard Class Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.59%

Delaware VIP U.S. Growth Series | Service Class
Delaware VIP�� U.S. Growth Series
WHAT IS THE SERIES’ INVESTMENT OBJECTIVE?
Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP U.S. Growth Series Service Class
Management fees		0.65%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.09%
Total annual series operating expenses		1.04%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		0.99%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may be terminated only by agreement of the Distributor and the Series.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP U.S. Growth Series Service Class
1 year	101
3 years	326
5 years	569
10 years	1,266

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 43% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

The Series invests primarily in common stocks. The Series invests primarily in companies that its investment manager, Delaware Management Company (Manager or we), believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days’ notice prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Futures and options risk

The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Credit risk

The risk that a bond’s issuer will be unable to make timely payments of interest and principal. Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

HOW HAS THE DELAWARE VIP�� U.S. GROWTH SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 15.32% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.26% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP U.S. Growth Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	7.50%	2.30%	1.64%
Service Class Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.59%

Delaware VIP Value Series | Standard Class
Delaware VIP�� Value Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Value Series seeks long-term capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Delaware VIP Value Series Standard Class
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual series operating expenses	0.73%

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Value Series Standard Class
1 year	75
3 years	233
5 years	406
10 years	906

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 20% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, the Series’ investment manager, Delaware Management Company (Manager), seeks to select securities that we believe are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis. We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Series. The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options, and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Government/regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� VALUE SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 17.66% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Value Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Standard Class	9.54%	(0.66%)	4.32%
Standard Class Russell 1000�� Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

Delaware VIP Value Series | Service Class
Delaware VIP�� Value Series
WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Delaware VIP Value Series seeks long-term capital appreciation.
WHAT ARE THE SERIES��� FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware VIP Value Series Service Class
Management fees		0.65%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.08%
Total annual series operating expenses		1.03%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		0.98%
[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may only be terminated by agreement of the Distributor and the Series.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Delaware VIP Value Series Service Class
1 year	100
3 years	323
5 years	564
10 years	1,255

PORTFOLIO TURNOVER

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 20% of the average value of its portfolio.

WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?

Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, the Series’ investment manager, Delaware Management Company (Manager), seeks to select securities that we believe are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis. We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Series. The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Government/regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP�� VALUE SERIES PERFORMED?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 17.64% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware VIP Value Series	Average Annual Return 1 Year	Average Annual Return 5 Years	Average Annual Return 10 Years
Service Class	9.26%	(0.91%)	4.08%
Service Class Russell 1000�� Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
Delaware VIP Diversified Income Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Diversified Income Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual series operating expenses	rr_ExpensesOverAssets	0.68%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 233% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Series’ assets, as deemed necessary.

The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Series may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Series may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective.

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk

The risk that a bond’s issuer will be unable to make timely payments of interest and principal. Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Valuation risk

The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series’ performance may be affected during periods when it is difficult to value portfolio securities.

Government and regulatory risk

The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� DIVERSIFIED INCOME SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2004	rr_AnnualReturn2004	8.47%
Annual Return 2005	rr_AnnualReturn2005	(0.45%)
Annual Return 2006	rr_AnnualReturn2006	7.92%
Annual Return 2007	rr_AnnualReturn2007	7.63%
Annual Return 2008	rr_AnnualReturn2008	(4.54%)
Annual Return 2009	rr_AnnualReturn2009	26.96%
Annual Return 2010	rr_AnnualReturn2010	8.06%
Annual Return 2011	rr_AnnualReturn2011	6.39%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 10.87% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.10% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	6.39%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	8.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2003
Delaware VIP Diversified Income Series | Standard Class | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2003
Delaware VIP Diversified Income Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Diversified Income Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual series operating expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.93%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 233% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,197
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Series’ assets, as deemed necessary.

The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Series may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Series may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective.

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk

The risk that a bond’s issuer will be unable to make timely payments of interest and principal. Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Valuation risk

The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series’ performance may be affected during periods when it is difficult to value portfolio securities.

Government and regulatory risk

The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� DIVERSIFIED INCOME SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2004	rr_AnnualReturn2004	7.85%
Annual Return 2005	rr_AnnualReturn2005	(0.59%)
Annual Return 2006	rr_AnnualReturn2006	7.57%
Annual Return 2007	rr_AnnualReturn2007	7.41%
Annual Return 2008	rr_AnnualReturn2008	(4.90%)
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	7.87%
Annual Return 2011	rr_AnnualReturn2011	6.15%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class’ highest quarterly return was 10.74% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.11% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	6.15%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2003
Delaware VIP Diversified Income Series | Service Class | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2003
Delaware VIP Emerging Markets Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Emerging Markets Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual series operating expenses	rr_ExpensesOverAssets	1.39%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Series will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the portfolio manager, believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Series.

The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the manager’s intrinsic value estimate for that security.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Series’ net assets will be in investments of emerging market issuers (80% policy). The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Series will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk

This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/supranational risk	The risk that a foreign government or government related issuer will fail to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� EMERGING MARKETS SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	5.17%
Annual Return 2003	rr_AnnualReturn2003	70.54%
Annual Return 2004	rr_AnnualReturn2004	33.47%
Annual Return 2005	rr_AnnualReturn2005	27.49%
Annual Return 2006	rr_AnnualReturn2006	27.13%
Annual Return 2007	rr_AnnualReturn2007	38.86%
Annual Return 2008	rr_AnnualReturn2008	(51.56%)
Annual Return 2009	rr_AnnualReturn2009	78.11%
Annual Return 2010	rr_AnnualReturn2010	18.49%
Annual Return 2011	rr_AnnualReturn2011	(19.78%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class’ highest quarterly return was 34.17% for the quarter ended June 30, 2009 and its lowest quarterly return was -28.06% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(19.78%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	16.02%
Delaware VIP Emerging Markets Series | Standard Class | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	14.19%
Delaware VIP Emerging Markets Series | Standard Class | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(18.43%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	13.85%
Delaware VIP Emerging Markets Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Emerging Markets Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual series operating expenses	rr_ExpensesOverAssets	1.69%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.64%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,994
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Series will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Series.

The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the manager’s intrinsic value estimate for that security.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Series’ net assets will be in investments of emerging market issuers (80% policy). The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Series will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk
This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk
Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/ supranational risk	The risk that a foreign government or government related issuer will fail to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� EMERGING MARKETS SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	5.03%
Annual Return 2003	rr_AnnualReturn2003	70.10%
Annual Return 2004	rr_AnnualReturn2004	33.26%
Annual Return 2005	rr_AnnualReturn2005	27.11%
Annual Return 2006	rr_AnnualReturn2006	26.81%
Annual Return 2007	rr_AnnualReturn2007	38.51%
Annual Return 2008	rr_AnnualReturn2008	(51.68%)
Annual Return 2009	rr_AnnualReturn2009	77.67%
Annual Return 2010	rr_AnnualReturn2010	18.21%
Annual Return 2011	rr_AnnualReturn2011	(20.00%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 34.04% for the quarter ended June 30, 2009 and its lowest quarterly return was -28.13% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(20.00%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	15.74%
Delaware VIP Emerging Markets Series | Service Class | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	14.19%
Delaware VIP Emerging Markets Series | Service Class | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(18.43%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	13.85%
Delaware VIP Smid Cap Growth Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Smid Cap Growth Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Smid Cap Growth Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual series operating expenses	rr_ExpensesOverAssets	0.83%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. The Manager generally focuses on small- to mid-sized companies. The Manager will generally consider small- to mid-sized companies to be companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index. As of the latest reconstitution on June 24, 2011, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.411 billion and the median market capitalization was approximately $843 million. At that time, the index had a total market capitalization range of approximately $31 million to $7.475 billion.

Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% policy). The Series’ 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, the Manager seeks to select securities of companies that it believes have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. The Manager also considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the Manager insight into the outlook for a company, helping it identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk

The possibility that a single security’s increase or decrease in value may have a greater impact on the fund’s value and total return because the fund may hold larger positions in fewer securities than other funds.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner

Futures and options risk

The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� SMID CAP GROWTH SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

As of January 21, 2010, the Series transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	(24.94%)
Annual Return 2003	rr_AnnualReturn2003	41.05%
Annual Return 2004	rr_AnnualReturn2004	12.47%
Annual Return 2005	rr_AnnualReturn2005	11.40%
Annual Return 2006	rr_AnnualReturn2006	6.36%
Annual Return 2007	rr_AnnualReturn2007	12.96%
Annual Return 2008	rr_AnnualReturn2008	(40.55%)
Annual Return 2009	rr_AnnualReturn2009	45.41%
Annual Return 2010	rr_AnnualReturn2010	36.32%
Annual Return 2011	rr_AnnualReturn2011	8.13%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 19.56% for the quarter ended June 30, 2003 and its lowest quarterly return was -25.96% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.96%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	8.13%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	7.56%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	7.34%
Delaware VIP Smid Cap Growth Series | Standard Class | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.88%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	5.22%
Delaware VIP Smid Cap Growth Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Smid Cap Growth Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Smid Cap Growth Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual series operating expenses	rr_ExpensesOverAssets	1.13%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.08%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,370
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. The Manager generally focuses on small- to mid-sized companies. The Manager will generally consider small- to mid-sized companies to be companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index. As of the latest reconstitution on June 24, 2011, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.411 billion and the median market capitalization was approximately $843 million. At that time, the Index had a total market capitalization range of approximately $31 million to $7.475 billion.

Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% policy). The Series’ 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, the Manager seeks to select securities of companies that it believes have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. The Manager also considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the Manager insight into the outlook for a company, helping it identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk

The possibility that a single security’s increase or decrease in value may have a greater impact on the fund’s value and total return because the fund may hold larger positions in fewer securities than other funds.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner
Futures and options risk

The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� SMID CAP GROWTH SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

As of January 21, 2010, the Series transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	(25.09%)
Annual Return 2003	rr_AnnualReturn2003	40.86%
Annual Return 2004	rr_AnnualReturn2004	12.13%
Annual Return 2005	rr_AnnualReturn2005	11.20%
Annual Return 2006	rr_AnnualReturn2006	6.03%
Annual Return 2007	rr_AnnualReturn2007	12.71%
Annual Return 2008	rr_AnnualReturn2008	(40.71%)
Annual Return 2009	rr_AnnualReturn2009	45.12%
Annual Return 2010	rr_AnnualReturn2010	35.99%
Annual Return 2011	rr_AnnualReturn2011	7.90%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 19.43% for the quarter ended June 30, 2003 and its lowest quarterly return was -26.03% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	7.90%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	7.31%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	7.10%
Delaware VIP Smid Cap Growth Series | Service Class | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.88%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	5.22%
Delaware VIP High Yield Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� High Yield Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES��� INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual series operating expenses	rr_ExpensesOverAssets	0.74%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series will invest primarily in corporate bonds rated BBB- or lower by Standard & Poor’s (S&P), Baa3 or lower by Moody’s Investors Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or junk bonds and involve greater risks than investment grade bonds. The Series will also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager or we), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Series may invest up to 25% of its total assets in foreign securities. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BBB- or lower by S&P, Baa3 or lower by Moody’s, or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BBB- or lower by S&P, Baa3 or lower by Moody���s, or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield junk bond risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a swap agreement, security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Bank loans and other indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio.
Redemption risk

If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Counterparty risk

The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement, may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� HIGH YIELD SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	1.84%
Annual Return 2003	rr_AnnualReturn2003	28.74%
Annual Return 2004	rr_AnnualReturn2004	14.25%
Annual Return 2005	rr_AnnualReturn2005	3.59%
Annual Return 2006	rr_AnnualReturn2006	12.45%
Annual Return 2007	rr_AnnualReturn2007	2.79%
Annual Return 2008	rr_AnnualReturn2008	(24.17%)
Annual Return 2009	rr_AnnualReturn2009	48.97%
Annual Return 2010	rr_AnnualReturn2010	15.32%
Annual Return 2011	rr_AnnualReturn2011	2.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 18.50% for the quarter ended June 30, 2009 and its lowest quarterly return was -16.87% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	6.51%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	9.11%
Delaware VIP High Yield Series | Standard Class | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	4.37%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	7.55%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	8.74%
Delaware VIP High Yield Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� High Yield Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES��� INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual series operating expenses	rr_ExpensesOverAssets	1.04%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.99%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,266
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series will invest primarily in corporate bonds rated BBB- or lower by Standard & Poor’s (S&P), Baa3 or lower by Moody’s Investors Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or junk bonds and involve greater risks than investment grade bonds. The Series will also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager or we), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Series may invest up to 25% of its total assets in foreign securities. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BBB- or lower by S&P, Baa3 or lower by Moody’s or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BBB- or lower by S&P, Baa3 or lower by Moody���s or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield junk bond risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a swap agreement, security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Bank loans and other indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio.
Redemption risk

If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Counterparty risk

The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement, may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� HIGH YIELD SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	1.65%
Annual Return 2003	rr_AnnualReturn2003	28.61%
Annual Return 2004	rr_AnnualReturn2004	14.02%
Annual Return 2005	rr_AnnualReturn2005	3.34%
Annual Return 2006	rr_AnnualReturn2006	12.19%
Annual Return 2007	rr_AnnualReturn2007	2.55%
Annual Return 2008	rr_AnnualReturn2008	(24.43%)
Annual Return 2009	rr_AnnualReturn2009	48.65%
Annual Return 2010	rr_AnnualReturn2010	14.91%
Annual Return 2011	rr_AnnualReturn2011	2.33%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 18.44% for the quarter ended June 30, 2009 and its lowest quarterly return was -16.90% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	2.33%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	6.26%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	8.88%
Delaware VIP High Yield Series | Service Class | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	4.37%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	7.55%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	8.74%
Delaware VIP International Value Equity Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� International Value Equity Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual series operating expenses	rr_ExpensesOverAssets	1.08%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy). The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market – such as the stock or bond market – will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.
Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/supranational risk	The risk that a foreign government or government related issuer may be unable to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� INTERNATIONAL VALUE EQUITY SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	(10.40%)
Annual Return 2003	rr_AnnualReturn2003	43.44%
Annual Return 2004	rr_AnnualReturn2004	21.79%
Annual Return 2005	rr_AnnualReturn2005	12.87%
Annual Return 2006	rr_AnnualReturn2006	23.59%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	(42.42%)
Annual Return 2009	rr_AnnualReturn2009	34.73%
Annual Return 2010	rr_AnnualReturn2010	10.92%
Annual Return 2011	rr_AnnualReturn2011	(14.43%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class’s highest quarterly return was 23.10% for the quarter ended June 30, 2003 and its lowest quarterly return was -25.19% for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(14.43%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(4.97%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	5.40%
Delaware VIP International Value Equity Series | Standard Class | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(11.73%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	5.12%
Delaware VIP International Value Equity Series | Standard Class | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	4.66%
Delaware VIP International Value Equity Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� International Value Equity Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual series operating expenses	rr_ExpensesOverAssets	1.38%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.33%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,653
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy). The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market – such as the stock or bond market – will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.
Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/ supranational risk	The risk that a foreign government or government related issuer may be unable to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� INTERNATIONAL VALUE EQUITY SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	(10.54%)
Annual Return 2003	rr_AnnualReturn2003	43.11%
Annual Return 2004	rr_AnnualReturn2004	21.44%
Annual Return 2005	rr_AnnualReturn2005	12.65%
Annual Return 2006	rr_AnnualReturn2006	23.24%
Annual Return 2007	rr_AnnualReturn2007	4.98%
Annual Return 2008	rr_AnnualReturn2008	(42.67%)
Annual Return 2009	rr_AnnualReturn2009	34.61%
Annual Return 2010	rr_AnnualReturn2010	10.71%
Annual Return 2011	rr_AnnualReturn2011	(14.62%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 23.08% for the quarter ended June 30, 2003 and its lowest quarterly return was -25.22% for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(14.62%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(5.20%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	5.15%
Delaware VIP International Value Equity Series | Service Class | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(11.73%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	5.12%
Delaware VIP International Value Equity Series | Service Class | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	4.66%
Delaware VIP Limited-Term Diversified Income Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Limited-Term Diversified Income Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual series operating expenses	rr_ExpensesOverAssets	0.58%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 432% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	432.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s (S&P), Baa3 or higher by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Series will maintain an average effective duration from one to three years. The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series’ assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds). In general, the below-investment-grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

The Series may use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk
The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Prepayment risk
The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Derivatives risk
Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio.
Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� LIMITED-TERM DIVERSIFIED INCOME SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On April 15, 2009, the Series’ investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	7.09%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	3.66%
Annual Return 2005	rr_AnnualReturn2005	1.79%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	4.46%
Annual Return 2008	rr_AnnualReturn2008	(0.28%)
Annual Return 2009	rr_AnnualReturn2009	12.77%
Annual Return 2010	rr_AnnualReturn2010	4.45%
Annual Return 2011	rr_AnnualReturn2011	2.91%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 4.76% for the quarter ended June 30, 2009 and its lowest quarterly return was -2.32% for the quarter ended June 30, 2004.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	2.91%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	4.56%
Delaware VIP Limited-Term Diversified Income Series | Standard Class | Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	1.59%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	3.63%
Delaware VIP Limited-Term Diversified Income Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Limited-Term Diversified Income Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual series operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.83%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 432% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	432.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,080
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s (S&P), Baa3 or higher by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Series will maintain an average effective duration from one to three years. The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series’ assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds). In general, the below-investment-grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

The Series may use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
High yield (junk bond) risk
The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Derivatives risk

Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio.
Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� LIMITED-TERM DIVERSIFIED INCOME SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On April 15, 2009, the Series’ investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	6.84%
Annual Return 2003	rr_AnnualReturn2003	4.21%
Annual Return 2004	rr_AnnualReturn2004	3.23%
Annual Return 2005	rr_AnnualReturn2005	1.35%
Annual Return 2006	rr_AnnualReturn2006	4.34%
Annual Return 2007	rr_AnnualReturn2007	4.23%
Annual Return 2008	rr_AnnualReturn2008	(0.64%)
Annual Return 2009	rr_AnnualReturn2009	12.57%
Annual Return 2010	rr_AnnualReturn2010	4.31%
Annual Return 2011	rr_AnnualReturn2011	2.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 4.61% for the quarter ended June 30, 2009 and its lowest quarterly return was -2.48% for the quarter ended June 30, 2004.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	2.56%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	4.52%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	4.25%
Delaware VIP Limited-Term Diversified Income Series | Service Class | Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	1.59%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	3.63%
Delaware VIP REIT Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� REIT Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES��� INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	0.85%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).

In managing the Series, the Series’ investment manager, Delaware Management Company (Manager or we), strives to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT’s management team. We generally look for those that:

-	retain a substantial portion of the properties’ cash flow;
-	effectively use capital to expand;
-	have a strong ability to raise rents; and
-	can create a franchise value for the REIT.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk
This risk includes among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in or zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk
Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.
Counterparty risk
The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� REIT SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	4.52%
Annual Return 2003	rr_AnnualReturn2003	34.02%
Annual Return 2004	rr_AnnualReturn2004	31.38%
Annual Return 2005	rr_AnnualReturn2005	7.17%
Annual Return 2006	rr_AnnualReturn2006	32.63%
Annual Return 2007	rr_AnnualReturn2007	(13.94%)
Annual Return 2008	rr_AnnualReturn2008	(35.06%)
Annual Return 2009	rr_AnnualReturn2009	23.31%
Annual Return 2010	rr_AnnualReturn2010	26.98%
Annual Return 2011	rr_AnnualReturn2011	10.96%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 30.47% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.58% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.58%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	10.96%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	9.77%
Delaware VIP REIT Series | Standard Class | FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	8.29%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	10.20%
Delaware VIP REIT Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� REIT Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES��� INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	1.15%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.10%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,393
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).

In managing the Series, the Series’ investment manager, Delaware Management Company (Manager or we), strives to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT’s management team. We generally look for those that:

- retain a substantial portion of the properties’ cash flow;
- effectively use capital to expand;
- have a strong ability to raise rents; and
- can create a franchise value for the REIT.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk

This risk includes among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in or zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� REIT SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	4.38%
Annual Return 2003	rr_AnnualReturn2003	33.73%
Annual Return 2004	rr_AnnualReturn2004	31.09%
Annual Return 2005	rr_AnnualReturn2005	6.86%
Annual Return 2006	rr_AnnualReturn2006	32.32%
Annual Return 2007	rr_AnnualReturn2007	(14.18%)
Annual Return 2008	rr_AnnualReturn2008	(35.28%)
Annual Return 2009	rr_AnnualReturn2009	23.24%
Annual Return 2010	rr_AnnualReturn2010	26.61%
Annual Return 2011	rr_AnnualReturn2011	10.62%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 30.42% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.71% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	10.62%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(0.84%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	9.51%
Delaware VIP REIT Series | Service Class | FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	8.29%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	10.20%
Delaware VIP Small Cap Value Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Small Cap Value Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Small Cap Value Series seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual series operating expenses	rr_ExpensesOverAssets	0.81%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager or we), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets will be in investments of small-capitalization companies (the 80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Series��� net assets will be in investments of small-capitalization companies (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry risk	The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium –sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� SMALL CAP VALUE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	(5.60%)
Annual Return 2003	rr_AnnualReturn2003	41.98%
Annual Return 2004	rr_AnnualReturn2004	21.48%
Annual Return 2005	rr_AnnualReturn2005	9.42%
Annual Return 2006	rr_AnnualReturn2006	16.19%
Annual Return 2007	rr_AnnualReturn2007	(6.62%)
Annual Return 2008	rr_AnnualReturn2008	(29.88%)
Annual Return 2009	rr_AnnualReturn2009	31.83%
Annual Return 2010	rr_AnnualReturn2010	32.27%
Annual Return 2011	rr_AnnualReturn2011	(1.33%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 22.76% for the quarter ended September 30, 2009 and its lowest quarterly return was -24.32% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(1.33%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	8.84%
Delaware VIP Small Cap Value Series | Standard Class | Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(1.88%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	6.40%
Delaware VIP Small Cap Value Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Small Cap Value Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Small Cap Value Series seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual series operating expenses	rr_ExpensesOverAssets	1.11%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.06%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver and reimbursements for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,347
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager or we), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets will be in investments of small-capitalization companies (the 80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Series��� net assets will be in investments of small-capitalization companies (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry risk	The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium –sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.
Counterparty risk

The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� SMALL CAP VALUE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	(5.72%)
Annual Return 2003	rr_AnnualReturn2003	41.66%
Annual Return 2004	rr_AnnualReturn2004	21.16%
Annual Return 2005	rr_AnnualReturn2005	9.15%
Annual Return 2006	rr_AnnualReturn2006	15.89%
Annual Return 2007	rr_AnnualReturn2007	(6.84%)
Annual Return 2008	rr_AnnualReturn2008	(30.07%)
Annual Return 2009	rr_AnnualReturn2009	31.56%
Annual Return 2010	rr_AnnualReturn2010	31.92%
Annual Return 2011	rr_AnnualReturn2011	(1.59%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 22.71% for the quarter ended September 30, 2009 and its lowest quarterly return was -24.37% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(1.59%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.16%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	8.58%
Delaware VIP Small Cap Value Series | Service Class | Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(1.88%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	6.40%
Delaware VIP U.S. Growth Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� U.S. Growth Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES’ INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual series operating expenses	rr_ExpensesOverAssets	0.74%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks. The Series invests primarily in companies that its investment manager, Delaware Management Company (Manager or we), believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Credit risk
The risk that a bond’s issuer will be unable to make timely payments of interest and principal. Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� U.S. GROWTH SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	(29.24%)
Annual Return 2003	rr_AnnualReturn2003	23.75%
Annual Return 2004	rr_AnnualReturn2004	3.30%
Annual Return 2005	rr_AnnualReturn2005	14.65%
Annual Return 2006	rr_AnnualReturn2006	2.31%
Annual Return 2007	rr_AnnualReturn2007	12.56%
Annual Return 2008	rr_AnnualReturn2008	(42.66%)
Annual Return 2009	rr_AnnualReturn2009	43.30%
Annual Return 2010	rr_AnnualReturn2010	13.90%
Annual Return 2011	rr_AnnualReturn2011	7.63%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 15.28% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.08% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	7.63%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	1.87%
Delaware VIP U.S. Growth Series | Standard Class | Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	2.59%
Delaware VIP U.S. Growth Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� U.S. Growth Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES’ INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual series operating expenses	rr_ExpensesOverAssets	1.04%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.99%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,266
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks. The Series invests primarily in companies that its investment manager, Delaware Management Company (Manager or we), believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Futures and options risk

The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Credit risk

The risk that a bond’s issuer will be unable to make timely payments of interest and principal. Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� U.S. GROWTH SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	(29.26%)
Annual Return 2003	rr_AnnualReturn2003	23.37%
Annual Return 2004	rr_AnnualReturn2004	3.03%
Annual Return 2005	rr_AnnualReturn2005	14.41%
Annual Return 2006	rr_AnnualReturn2006	2.06%
Annual Return 2007	rr_AnnualReturn2007	12.37%
Annual Return 2008	rr_AnnualReturn2008	(42.86%)
Annual Return 2009	rr_AnnualReturn2009	42.94%
Annual Return 2010	rr_AnnualReturn2010	13.54%
Annual Return 2011	rr_AnnualReturn2011	7.50%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 15.32% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.26% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	7.50%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	1.64%
Delaware VIP U.S. Growth Series | Service Class | Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	2.59%
Delaware VIP Value Series | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Value Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Value Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual series operating expenses	rr_ExpensesOverAssets	0.73%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, the Series’ investment manager, Delaware Management Company (Manager), seeks to select securities that we believe are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis. We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Series. The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options, and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Government/regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� VALUE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2002	rr_AnnualReturn2002	(18.68%)
Annual Return 2003	rr_AnnualReturn2003	28.29%
Annual Return 2004	rr_AnnualReturn2004	14.93%
Annual Return 2005	rr_AnnualReturn2005	6.03%
Annual Return 2006	rr_AnnualReturn2006	24.10%
Annual Return 2007	rr_AnnualReturn2007	(2.72%)
Annual Return 2008	rr_AnnualReturn2008	(33.42%)
Annual Return 2009	rr_AnnualReturn2009	17.96%
Annual Return 2010	rr_AnnualReturn2010	15.62%
Annual Return 2011	rr_AnnualReturn2011	9.54%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 17.66% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	9.54%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(0.66%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	4.32%
Delaware VIP Value Series | Standard Class | Russell 1000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	3.89%
Delaware VIP Value Series | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP�� Value Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES��� INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Value Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES��� FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual series operating expenses	rr_ExpensesOverAssets	1.03%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.98%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the waiver for the 1-year contractual period and the total operating expenses without the waiver for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,255
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES��� PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, the Series’ investment manager, Delaware Management Company (Manager), seeks to select securities that we believe are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis. We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Series. The Series’ 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Government/regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP�� VALUE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/institutional/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series��� past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2002	rr_AnnualReturn2002	(18.81%)
Annual Return 2003	rr_AnnualReturn2003	28.10%
Annual Return 2004	rr_AnnualReturn2004	14.59%
Annual Return 2005	rr_AnnualReturn2005	5.79%
Annual Return 2006	rr_AnnualReturn2006	23.79%
Annual Return 2007	rr_AnnualReturn2007	(3.00%)
Annual Return 2008	rr_AnnualReturn2008	(33.57%)
Annual Return 2009	rr_AnnualReturn2009	17.65%
Annual Return 2010	rr_AnnualReturn2010	15.32%
Annual Return 2011	rr_AnnualReturn2011	9.26%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 17.64% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(0.91%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	4.08%
Delaware VIP Value Series | Service Class | Russell 1000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Return 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	3.89%

[1]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may be terminated only by agreement of the Distributor and the Series.
[2]	1The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may only be terminated by agreement of the Distributor and the Series.
[3]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series' average daily net assets from February 27, 2012 through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). The waiver may only be terminated by agreement of the Distributor and the Series.
[4]	1 The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2012 through April 30, 2013. The waiver may only be terminated by agreement of the Distributor and the Series.